Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

May 2, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re: Westcore Trust

File Nos. 2-75677 and 811-03373

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective April 30, 2012, do not differ from those filed in the Post-Effective Amendment No. 74 on April 27, 2012, which was filed electronically.

Sincerely,

/s/ Paul F. Leone

Paul F. Leone

Secretary